Insurance Contract Liabilities - Schedule of Insurance Contract Liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	S/ 39,853	S/ 11,699
Changes in the statement of profit or loss and OCI
Insurance revenue	(1,052,958)	(914,182)	S/ (716,064)
Insurance service expenses
Incurred claims and other insurance service expenses	47,631	41,423
Amortization of insurance acquisition cash flows	129,973	140,438
Adjustments to liabilities for incurred claims	(7)	10
Total insurance service expenses	177,597	181,871
Total insurance service result	(875,361)	(732,311)
Effect of movements in exchange rates	(1,153)	722
Total changes in the statement of profit or loss and OCI	(876,514)	(731,589)
Cash flows
Premiums received	1,047,445	935,888
Claims and other insurance service expenses paid	(47,452)	(39,115)
Insurance acquisition cash flows	(153,234)	(139,329)
Total cash flows	846,759	757,444
Acquired through business combinations		2,299
Closing liabilities	10,098	39,853	11,699
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	31,039	8,626
Changes in the statement of profit or loss and OCI
Insurance revenue	(1,052,958)	(914,182)
Insurance service expenses
Amortization of insurance acquisition cash flows	129,973	140,438
Total insurance service expenses	129,973	140,438
Total insurance service result	(922,985)	(773,744)
Effect of movements in exchange rates	(520)	603
Total changes in the statement of profit or loss and OCI	(923,505)	(773,141)
Cash flows
Premiums received	1,047,445	935,888
Insurance acquisition cash flows	(153,234)	(139,329)
Total cash flows	894,211	796,559
Acquired through business combinations		(1,005)
Closing liabilities	1,745	31,039	8,626
Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	8,560	2,829
Insurance service expenses
Incurred claims and other insurance service expenses	47,631	41,423
Total insurance service expenses	47,631	41,423
Total insurance service result	47,631	41,423
Effect of movements in exchange rates	(631)	119
Total changes in the statement of profit or loss and OCI	47,000	41,542
Cash flows
Claims and other insurance service expenses paid	(47,452)	(39,115)
Total cash flows	(47,452)	(39,115)
Acquired through business combinations		3,304
Closing liabilities	8,108	8,560	2,829
Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Balances as of January 1	254	244
Insurance service expenses
Adjustments to liabilities for incurred claims	(7)	10
Total insurance service expenses	(7)	10
Total insurance service result	(7)	10
Effect of movements in exchange rates	(2)
Total changes in the statement of profit or loss and OCI	(9)	10
Cash flows
Closing liabilities	S/ 245	S/ 254	S/ 244